SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Summary of impact of adoption on the consolidated statements

			Amounts
			without
	As of		adoption of
	December 31, 2019	Adjustments	ASC 606
Advances from customers	7,478,309	497,004	7,975,313
Accrued expenses and other current liabilities	175,533,397	(497,004)	175,036,393

Summary of reconciliation of cash and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows

	As of December 31,
	2018	2019
	RMB	RMB
Cash	569,059,591	279,945,942
Restricted cash, current	179,262,714	221,656,071
Restricted cash, non-current	—	—
Total cash and restricted cash	748,322,305	501,602,013

Schedule of cash at bank and term deposits are deposited in financial institutions

	As of December 31,
	2018	2019
	RMB	RMB
Financial institutions in the mainland of the PRC
—Denominated in RMB	145,529,365	90,078,714
—Denominated in USD	155,583,394	178,359,872
Total cash balances held at mainland PRC financial institutions	301,112,759	268,438,586

Financial institutions in the United States
—Denominated in USD	4,038,742	3,523,116
Total cash balances held at the United States financial institutions	4,038,742	3,523,116

Financial institutions in the Hong Kong S.A.R.
—Denominated in USD	263,588,286	6,015,191

Total cash balances held at Hong Kong S.A.R. financial institutions	263,588,286	6,015,191

Financial institutions in Indonesia
—Denominated in USD	—	1,765,448
Total cash balances held at the Indonesia financial institutions	—	1,765,448
Total cash balances held at financial institutions	568,739,787	279,742,341

Schedule of estimated useful lives of property and equipment

Building	50 years
Machinery and equipment	3 ~ 10 years
Furniture	3 years
Leasehold improvements	3 years
Office and electronic equipment	2 ~ 5 years
Motor vehicles	4 years

Summary of changes in the contract liabilities (advances from customers and deferred revenue)

For the Year Ended
December 31, 2019
Contract liabilities as of January 1, 2019 prior to adoption of ASC 606	33,406,992
Reclassification of VAT payable to Accrued expenses and other liabilities as of January 1, 2019 as a result of adoption of ASC 606	(2,348,375)
Cash received in advance, excluding VAT	1,967,468,291
Revenue recognized from opening balance of contract liabilities	(30,823,816)
Revenue recognized from contract liabilities arising during current year	(1,926,948,050)
Contract liabilities as of December 31, 2019	40,755,042

Schedule of concentration of customers and suppliers

	For the Year ended December 31,
	2017		2018		2019
	RMB	%	RMB	%	RMB	%
Supplier F	*	*	193,555,999	15%	225,527,597	15%
Supplier A	187,065,077	21%	150,385,652	12%	173,723,118	11%
Supplier B	152,966,930	18%	*	*	*	*

Customers accounting for 10% or more of accounts receivable, net are as follows:

	As of December 31,
	2018		2019
	RMB	%	RMB	%
Customer Y	45,980,177	84%	*	*
Customer R	*	*	46,263,295	40%

Customers accounting for 10% or more of advances from customers are as follows:

	As of December 31,
	2018		2019
	RMB	%	RMB	%
Customer U	*	*	1,090,262	15%
Customer W	*	*	767,993	10%

Suppliers accounting for 10% or more of accounts payable are as follows:

	As of December 31,
	2018		2019
	RMB	%	RMB	%
Supplier E	26,483,893	11%	*	*
Supplier F	25,702,037	10%	26,134,706	10%
*	The amount was less than 10% of total balance.

2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Summary of impact of adoption on the consolidated statements

	For the Year Ended December 31,
	2017	2018
	RMB	RMB
Net cash provided by operating activities	—	789,751
Net cash provided by financing activities	66,288,600	—
Effect of foreign currency exchange rate changes on restricted cash	(7,391,400)	8,583,763
Net increase in cash and restricted cash	58,897,200	9,373,514